Defined Contribution Plan	12 Months Ended
Jun. 30, 2022
DefinedContributionPlan [Abstract]
Defined Contribution Plan
12. Defined Contribution Plan
We sponsor a defined contribution plan under Section 401(k) of the Internal Revenue Code. This plan covers all of our employees that have attained the age of 21 and have completed three months service with us. We match employee deferrals 100% up to 4% and 50% up to 6% of an employee’s eligible earnings, subject to limitations imposed by the IRS. Our contributions to this plan were $128 thousand and $41 thousand for the years ended June 30, 2022 and 2021, respectively.